ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Assets and Liabilities of VIEs and Subsidiaries

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Cash and cash equivalents	316,426	190,091	31,400
Restricted cash	437,875	331,075	54,690
Accounts receivable	41,399	45,312	7,485
Amount due from inter-companies	22,847	26,802	4,427
Inventories	432,722	417,524	68,970
Leased automobiles held for sale, net	206,604	225,620	37,270
Advances to suppliers	316,067	468,985	77,471
Prepaid expenses and other current assets	35,116	72,667	12,004
Amounts due from related parties	-	53,000	8,755
Deferred tax assets, net	6,756	7,823	1,292
Total current assets	1,815,812	1,838,899	303,764

Property and equipment, net	560,683	768,536	126,954
Land use rights, net	18,256	17,691	2,922
Intangible assets, net	106,058	101,238	16,723
Goodwill	73,634	73,634	12,163
Long-term prepayments
Third parties	26,500	144,953	23,945
Related parties	-	302,769	50,014
Long-term investment	11,250	22,500	3,717
Deferred tax assets, net	7,322	3,561	588
Total non-current assets	803,703	1,434,882	237,026
Total assets	2,619,515	3,273,781	540,790

Accounts payable	6,458	7,151	1,181
Bills payable	887,100	735,749	121,537
Advances from customers	49,974	55,970	9,246
Inter-company payables	136,119	133,489	22,051
Accrued expenses and other current liabilities	444,374	513,814	84,876
Unrecognized tax benefits	4,963	4,963	820
Taxes payable	54,369	60,993	10,075
Short-term loans and current portion of long-term loans	365,274	726,689	120,040
Total current liabilities	1,948,631	2,238,818	369,826

Long-term loans, non-current portion	-	33,000	5,451
Deferred tax liabilities	31,770	30,393	5,021
Total non-current liabilities	31,770	63,393	10,472
Total liabilities	1,980,401	2,302,211	380,298

Inter-company payables consist of temporary funding between the consolidated VIEs and other entities within the Group. In addition, the consolidated VIEs had inter-company payables of nil and RMB1,500 (US$248) to Lentuo Beijing for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the consolidated VIEs to Lentuo Beijing were RMB4,207, RMB13,422 and RMB2,868 (US$474) for the years ended December 31, 2011, 2012 and 2013, respectively.

The following financial performance of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company for the years ended December 31, 2011, 2012 and 2013:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net revenues	3,035,690	3,263,822	3,271,329	540,385
Net income (loss)	86,566	(16,009)	37,600	6,211

	For the Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash generated (used in) generated from operating activities	(92,625)	96,067	(220,622)	(36,444)
Net cash generated (used in) generated from investing activities	(550,482)	80,307	(690,689)	(114,094)
Net cash generated from (used in) financing activities	19,689	(17,714)	866,368	143,114

Summary of Subsidiaries and Variable Interest Entities

As at December 31, 2013, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2013, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Aotong	July 20, 2001	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Tongda	January 7, 2011	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services and sales of leased automobiles

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2013, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sales of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services